PIMCO Funds

Supplement Dated December 2, 2019 to the Short Duration Strategy Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Short Asset Investment Fund (the “Fund”)

Effective immediately, the table in the “Fees and Expenses of the Fund—Shareholder Fees” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

None(1)

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

In addition, effective immediately, the Expense Example tables in the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$39	$122	$213	$480
I-2	$49	$154	$269	$604
I-3	$54	$181	$319	$721
Class M	$39	$122	$213	$480
Administrative Class	$64	$202	$351	$786
Class A	$75	$233	$406	$906

In addition, effective immediately, the heading above the first table in the “Classes of Shares—Sales Charges—Initial Sales Charges – Class A Shares” section in the Prospectus is deleted in its entirety and replaced by the following:

PIMCO Low Duration and PIMCO Short-Term Funds – Class A Shares

In addition, effective immediately, the first two sentences of the first paragraph of the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges – Class A Shares” section in the Prospectus are deleted in their entirety and replaced by the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the PIMCO Low Duration and PIMCO Short-Term Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. Unless you are eligible for a waiver, if you purchase $250,000 or more of Class A shares (and, thus, pay no initial sales charge) of the PIMCO Low Duration and PIMCO Short-Term Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase.

In addition, effective immediately, the second paragraph of the “Classes of Shares—Sales Charges—Reductions and Waivers of Initial Sales Charges and CDSCs” section in the Prospectus is deleted in its entirety and replaced by the following:

A redemption by a Class A shareholder who purchased, through a financial firm, $250,000 or more of Class A shares of the PIMCO Low Duration and PIMCO Short-Term Funds (and, thus, did not pay an initial sales charge) will not be subject to a CDSC where the Distributor did not pay at the time of purchase an upfront commission to the financial firm but began paying distribution and/or shareholder services fees immediately.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated December 2, 2019 to the Statement of Additional Information,

dated July 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Short Asset Investment Fund (the “Fund”)

Effective immediately, the first sentence of the first paragraph of the “Distribution of Trust Shares—Initial Sales Charge and Contingent Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced by the following:

As described in the Prospectuses under the caption “Classes of Shares—Sales Charges,” Class A shares of the Funds are sold pursuant to an initial sales charge (except for the PIMCO Government Money Market and PIMCO Short Asset Investment Funds), which declines as the amount of purchase reaches certain defined levels.

In addition, effective immediately, the last sentence of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Alternative Purchase Arrangements—Class A Shares” section of the SAI is deleted in its entirety and replaced by the following:

Class A shares of the PIMCO Government Money Market and PIMCO Short Asset Investment Funds are not subject to an initial sales charge or a CDSC.

In addition, effective immediately, the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Exempt Transactions” section of the SAI is deleted in its entirety and replaced by the following:

Exempt Transactions. Investors will not be subject to CDSCs in the following transactions:

(i) a redemption by a holder of Class A shares who purchased $250,000 or more of Class A Shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds (and therefore did not pay an initial sales charge) where pursuant to an agreement between the broker-dealer and the Distributor, the Distributor did not pay at the time of purchase the upfront commission it normally would have paid the broker-dealer but began paying distribution and/or shareholder services fees immediately; and

(ii) a redemption by a holder of Class A or Class C shares where, by agreement between the broker-dealer and Distributor, the Distributor did not pay at the time of purchase all or a portion of the payments (or otherwise agreed to a variation from the normal payment schedule) it normally would have paid to the broker-dealer (e.g., upfront commissions and/or advancements of distribution and/or shareholder services fees) in connection with such purchase.

In addition, effective immediately, the first paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative - Class A Shares” section of the SAI is deleted in its entirety and replaced by the following:

Initial Sales Charge Alternative - Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Climate Bond, PIMCO High Yield Municipal Bond, PIMCO Low Duration Income, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares (and thus pay no initial sales charge) of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. Certain investors who purchase $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal

Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. Class A shares of the PIMCO Government Money Market and PIMCO Short Asset Investment Funds are not subject to an initial sales charge or CDSC.

In addition, effective immediately, the heading above the fourth table of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative - Class A Shares” section of the SAI is deleted in its entirety and replaced by the following:

PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds

In addition, effective immediately, footnote 1 to the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative - Class A Shares” section of the SAI is deleted in its entirety and replaced by the following:

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Climate Bond, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Low Duration Income, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market and PIMCO Short Asset Investment Funds and purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Climate Bond, PIMCO High Yield Municipal Bond, PIMCO Low Duration Income, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. Except with regard to purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. The Class A CDSC does not apply if such purchasers are eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

In addition, effective immediately, footnote 3 to the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative - Class A Shares” section of the SAI is deleted in its entirety and replaced by the following:

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds, in each case according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

In addition, effective immediately, the first sentence of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Reinstatement Privilege” section of the SAI is deleted in its entirety and replaced by the following:

A Class A shareholder who paid a sales charge upon the purchase of his or her shares and has caused any or all of his or her shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date.

In addition, effective immediately, the third and fourth sentences of the first paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Class A Deferred Sales Charge” section of the SAI are deleted in their entirety and replaced by the following:

Certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of 1% if such shares are redeemed within 12 months after their purchase. With respect to those certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption.

In addition, effective immediately, the second paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Class A Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced by the following:

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market and PIMCO Short Asset Investment Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($250,000 or more in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Climate Bond, PIMCO High Yield Municipal Bond, PIMCO Low Duration Income, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds and $250,000 or more in the case of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, unless the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 12 months from the date of the exchange.

In addition, effective immediately, the first paragraph of the “Distribution of Trust Shares—Exchange Privileges—Class A, Class C and Class R Shares” section of the SAI is deleted in its entirety and replaced by the following:

Class A, Class C and Class R Shares Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Fund’s prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” below), except that a sales charge will apply on exchanges of Class A shares of the PIMCO Short Asset Investment Fund purchased on or after December 2, 2019 and Class A shares of the PIMCO Government Money Market Fund on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the PIMCO Government Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. Class A shares of the PIMCO Short Asset

Investment Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund will apply for exchanges of Class A shares of the PIMCO Short Asset Investment Fund purchased on or after December 2, 2019 for which no sales charge was paid at the time of purchase. Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund (an “intra-fund exchange”), as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial and subsequent investment minimum requirements for each share class of each Fund, except with respect to exchanges effected through the Trust’s Automatic Exchange Plan. An exchange (other than an intra-fund exchange) will constitute a taxable sale for federal income tax purposes.

Investors Should Retain This Supplement For Future Reference

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